Related-Party Transactions - Summary of transactions with key management personnel (Details) - Executive and corporate officers - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Wages and salaries	€ 1,369	€ 1,113	€ 944
Benefits in kind	42	47	46
Pension plan expenses	77	66	41
Share-based compensation expense	259	280	354
Attendance fees	258	206	200
Net total	€ 2,005	€ 1,712	€ 1,585